SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
Dec. 31, 2012
Buildings [Member] | Minimum [Member]
Estimated Life (in years)	10
Buildings [Member] | Maximum [Member]
Estimated Life (in years)	20
Plant equipment [Member] | Minimum [Member]
Estimated Life (in years)	5
Plant equipment [Member] | Maximum [Member]
Estimated Life (in years)	10
Office equipment [Member] | Minimum [Member]
Estimated Life (in years)	3
Office equipment [Member] | Maximum [Member]
Estimated Life (in years)	5
Motor vehicles [Member] | Minimum [Member]
Estimated Life (in years)	3
Motor vehicles [Member] | Maximum [Member]
Estimated Life (in years)	4